Share-Based Compensation	12 Months Ended
Dec. 31, 2019
Disclosure of terms and conditions of share-based payment arrangement [abstract]
SHARE-BASED COMPENSATION

NOTE 14:- SHARE-BASED COMPENSATION

a.	Expense recognized in the financial statements:

The expense that was recognized for services received from employees, directors and service providers as equity-settled share-based payment is as follows:

				Convenience translation (Note 2c)
	Year ended December 31,			Year ended December 31,
	2017	2018	2019	2019
	N I S			U.S. dollars

Research and development	388	119	1,907	552
Marketing, general and administrative	131	141	1,777	514

Total share-based compensation	519	260	3,684	1,066

b.	Share-based payment plan for employees and directors:

Options granted under the Company's 2005 Israeli Share Option Plan ("Plan") were exercisable in accordance with the terms of the Plan, within 10 years from the date of grant, against payment of an exercise price. The options generally vest over a period of three or four years.

In March 2018, the Company's Board of Directors approved the adoption of the Company's 2018 Israeli Share Option Plan ("2018 Plan") for the grant of options to employees, directors and service providers. The options are exercisable within 10 years from the date of grant, against payment of the exercise price, in accordance with the terms of the 2018 Plan. The options generally vest over a period of three or four years.

Option grants:

On May 28, 2015, the Company's Board of Directors approved an update of the terms and conditions of the Company's CEO. As part of the revised package, it was agreed that the CEO shall be granted options to purchase 2.5% of the Company's issued and paid up capital on a fully diluted basis at an exercise price of 130% of the average rate of the Company's share price in the 30 days of trading that preceded the Company's Board of Directors' resolution regarding said grant. The options are exercisable for ten years and vested over a period of three years from the date of grant. On July 27, 2015, the Shareholders' meeting approved the grant of options as previously mentioned, and on August 4, 2015, the CEO was granted 5,929,503 options to purchase Ordinary shares.

The fair value of each option was approximately NIS 0.28 and the total value of the options granted was NIS 1,671.

On February 2016, the Company granted 350,000 options to purchase Ordinary shares to 4 external advisors that vested over a period of three years at an exercise price of NIS 0.746 ($ 0.19) per share. The fair value of the options at the date of grant totaled approximately NIS 84 ($ 22).

On March 10, 2016, the Company granted 100,000 fully vested options to purchase Ordinary shares to an external advisor at an exercise price of NIS 0.746 ($ 0.19) per share. The fair value of the options at the date of grant totaled approximately NIS 22 ($ 6).

In addition the Company's Board of Directors approved the grant of 3,780,000 unregistered options to purchase Ordinary shares to the Company's officers and employees. The options are exercisable for ten years and vest over a period of three years from the date of grant.

The exercise price shall be 130% of the average rate of the Company's share price in the 30 days of trading that preceded the Company's Board of Directors' resolution regarding the grant of these options. The fair value of each option is approximately NIS 0.298 and the total value of the options granted was NIS 1,127.

On June 25, 2018, the Company granted 130,710 options to purchase ADSs (5,228,400 options) to a board member which vest over a period of four years at an exercise price of $ 3.45 per ADS. The fair value of the options as of the date of grant totaled approximately NIS 1,627 ($ 450).

On April 30, 2019, the Company granted options to purchase 108,000 ADSs (4,320,000 options) to board members and officers which vest over a period of three years at an exercise price of $ 7.976 per ADS. The fair value of the options as of the date of grant totaled approximately NIS 1,414 ($ 391).

On April 30, 2019, the Company also granted 215,833 ADSs (8,633,310 restricted shares) to the CEO of which 60% vested immediately, 20% will be vested on March 2020 and the additional 20% will vest on March 2021. The fair value of the options as of the date of grant totaled approximately NIS 2,826 ($ 782).

The following table presents the number of share options, the weighted average exercise prices of share options and changes that were made in the option plan to employees and directors:

	2017		2018		2019
	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price

Outstanding at beginning of year	12,156,503	0.75	11,759,503	0.75	11,550,213	0.77
Granted	-	-	130,710	0.05	4,320,000	0.69
Exercised	(37,000)	0.49	-	-
Forfeited	(360,000)	0.81	(340,000)	0.54	(7,680,213)	0.75

Outstanding at end of year	11,759,503	0.75	11,550,213	0.77	8,190,000	0.73

Exercisable at end of year	8,653,010	0.74	10,979,503	0.78	5,310,000	0.75

The weighted average remaining contractual life for the share options outstanding as of December 31, 2019 was 4.23 years (as of December 31, 2018 – 5.86 years(.

c.	The fair value of the Company's share options granted to employees, directors and service providers for the years ended December 31, 2017, 2018 and 2019 was estimated using the binominal option pricing model using the following assumptions:

	Years ended December 31
	2017	2018	2019

Dividend yield (%)	-	-	-
Expected volatility of the share prices (%)	53	53	57
Risk-free interest rate (%)	1.5	2.9	2.3
Expected life of share options (years)	7.8	7.5	7.5
Share price (NIS)	0.45	(*) 23.6	(**) 24.07

(*)	ADS – NIS 23.6 ($ 6.3)
(**)	ADS – NIS 24.07 ($ 6.66)

The expected life of the share options is based on the midpoints between the available exercise dates (the end of the vesting periods) and the last available exercise date (the contracted expiry date), as adequate historical experience is still not available to provide a reasonable estimate.